Form N-1A Cover	Feb. 28, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	GUARDIAN VARIABLE PRODUCTS TRUST
Entity Central Index Key	0001668512
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Prospectus Date	May 01, 2024
Supplement to Prospectus [Text Block]

GUARDIAN VARIABLE PRODUCTS TRUST

Guardian Core Fixed Income VIP Fund (the “Fund”)

Supplement dated February 28, 2025

to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”)

each dated May 1, 2024, as supplemented